Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Cash Flow Statement [line items]
Profit/(loss) for the period		£ 287.3	£ (3,185.0)	[1]
Taxation		107.1	13.0	[1]
Revaluation and retranslation of financial instruments		12.1	268.6	[1]
Finance costs		147.2	157.6	[1]
Finance and investment income		(30.1)	(51.4)	[1]
Share of results of associates		(40.0)	51.9	[1]
Gain on sale of discontinued operations	[1]		3.3
Attributable tax expense on sale of discontinued operations	[1]		1.9
Non-cash share-based incentive plans (including share options)		43.9	30.6	[1]
Depreciation of property, plant and equipment		71.2	88.2	[1]
Depreciation of right-of-use assets		139.3	155.4	[1]
Impairment charges included within restructuring costs		7.9
Goodwill impairment	[1]		2,812.9
Amortisation and impairment of acquired intangible assets		30.1	53.1	[1]
Amortisation of other intangible assets		9.4	9.6	[1]
Investment and other write-downs	[1]		225.7
Losses/(gains) on disposal of investments and subsidiaries		1.0	(16.0)	[1]
Gain on sale of property, plant and equipment		(1.2)	(0.1)	[1]
Movements in trade working capital	[2],[3]	(464.1)	(456.0)	[1]
Movements in other working capital and provisions		(41.2)	(294.7)	[1]
Corporation and overseas tax paid		(162.7)	(201.2)	[1]
Interest and similar charges paid		(90.1)	(77.4)	[1]
Interest paid on lease liabilities		(44.7)	(48.6)	[1]
Interest received		25.1	45.2	[1]
Investment income		5.0	6.8	[1]
Dividends received from associates		26.7	4.7	[1]
Net cash inflow from operating activities		39.2	(401.9)	[1]
Acquisitions and disposals:
Initial cash consideration		(41.2)	(5.9)
Cash and cash equivalents acquired		4.0
Earnout payments		(14.1)	(88.5)
Purchase of other investments (including associates)	[4]	(97.2)	(2.4)
Acquisitions		(148.5)	(96.8)
Proceeds on disposal of investments and subsidiaries		3.1	228.4
Cash and cash equivalents disposed		(1.8)	(24.5)
Disposals of investments and subsidiaries		1.3	203.9
Cash consideration received from non-controlling interests		38.7
Cash consideration for purchase of non-controlling interests		(117.7)	(37.8)
Cash consideration for non-controlling interests		(79.0)	(37.8)
Net acquisition payments and disposal proceeds		(226.2)	69.3
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts		(49.5)	(0.4)
Shares purchased into treasury		(248.1)	(285.1)
Net cash outflow		(297.6)	(285.5)
Net increase/(decrease) in borrowings:
Net increase in drawings on bank loans			7.4
Net cash inflow from issue of bonds			922.9
Net decrease in drawings on bank loans		(35.9)
Repayment of bonds		(35.9)	(223.1)
Net Cash Outflow from Repayments of Borrowings		£ (35.9)	(223.1)
Proceeds from issue of EURO 750 million bonds [member}
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			665.5
Repayment of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			(223.1)
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			£ 250.0

[1]	Figures have been restated as described in the accounting policies.
[2]	The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.
[3]	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.
[4]	In June 2021, the Group invested a further £92.9 million in Kantar to fund its share of Kantar’s acquisition of Numerator, which completed in July 2021.